ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - Additional Information (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Transaction price allocated to performance obligation that are unsatisfied	¥ 1,639,375	¥ 1,518,044	¥ 1,637,484	¥ 2,260,131
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Period of unsatisfied performance obligations to be recognized as revenue				12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Period of unsatisfied performance obligations to be recognized as revenue		12 months
Remaining performance obligation (as a percent)	88.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-10-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Period of unsatisfied performance obligations to be recognized as revenue			12 months
Remaining performance obligation (as a percent)			79.00%